Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
May 31, 2022
TEC-NPRT1-0722
1.802190.118
Common Stocks - 97.2%
	Shares	Value ($)
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	579,000	3,560,830
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (b)(c)	8,511	664,709
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	40,787	19,204,851
Communications Equipment - 4.5%
Communications Equipment - 4.5%
Cisco Systems, Inc.	9,000,673	405,480,319
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(d)	6,426,931	10,475,898
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (b)	787,286	3,251,491
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Jabil, Inc.	1,236,625	76,077,170
Entertainment - 0.5%
Movies & Entertainment - 0.5%
Netflix, Inc. (b)	226,730	44,765,571
Food Products - 0.1%
Agricultural Products - 0.1%
Local Bounti Corp. (b)	1,546,921	8,399,781
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (b)	837,009	101,169,278
Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Snap, Inc. Class A (b)	3,090,113	43,601,494
Tongdao Liepin Group (b)	22,790,219	34,850,982
		78,452,476
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Cazoo Group Ltd. (a)(b)	144,100	184,808
Deliveroo PLC Class A (b)(e)	6,252,898	7,420,703
		7,605,511
IT Services - 10.8%
Data Processing & Outsourced Services - 7.4%
Genpact Ltd.	1,581,276	70,161,216
MasterCard, Inc. Class A	1,187,880	425,106,616
PayPal Holdings, Inc. (b)	138,805	11,827,574
Visa, Inc. Class A (c)	794,787	168,629,958
		675,725,364
Internet Services & Infrastructure - 2.6%
Okta, Inc. (b)	1,121,135	93,110,262
Shopify, Inc. Class A (b)	94,450	35,430,084
Twilio, Inc. Class A (b)(c)	1,052,165	110,656,193
		239,196,539
IT Consulting & Other Services - 0.8%
Cognizant Technology Solutions Corp. Class A	639,000	47,733,300
Thoughtworks Holding, Inc. (c)	1,129,433	19,550,485
Thoughtworks Holding, Inc. (e)	200,471	3,470,153
		70,753,938
TOTAL IT SERVICES		985,675,841
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (b)(d)	1,015,442	0
Oil, Gas & Consumable Fuels - 1.2%
Oil & Gas Refining & Marketing - 1.2%
Reliance Industries Ltd.	2,989,007	101,407,372
Reliance Industries Ltd. sponsored GDR (e)	79,100	5,315,520
		106,722,892
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (b)(d)	1,015,442	528,873
Road & Rail - 0.9%
Trucking - 0.9%
Lyft, Inc. (b)	1,718,528	30,383,575
Uber Technologies, Inc. (b)	2,254,238	52,298,322
		82,681,897
Semiconductors & Semiconductor Equipment - 23.3%
Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	104,750	60,278,925
Teradyne, Inc.	1,244,228	135,944,351
		196,223,276
Semiconductors - 21.2%
Advanced Micro Devices, Inc. (b)	254,894	25,963,503
GlobalFoundries, Inc. (c)	2,884,574	172,180,222
Marvell Technology, Inc.	7,467,281	441,689,671
Microchip Technology, Inc.	1,881,340	136,679,351
NVIDIA Corp.	3,104,357	579,645,539
NXP Semiconductors NV	1,681,018	318,989,976
onsemi (b)	3,248,547	197,121,832
Renesas Electronics Corp. (b)	1	12
Taiwan Semiconductor Manufacturing Co. Ltd.	3,142,488	59,374,175
		1,931,644,281
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,127,867,557
Software - 28.5%
Application Software - 7.4%
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	913,303
Confluent, Inc. (c)	26,842	567,171
Cvent Holding Corp. (a)	1,099,667	5,861,225
Epic Games, Inc. (a)(b)(d)	17,917	16,662,810
Intuit, Inc.	378,813	157,002,836
Nutanix, Inc. Class B (b)(e)	72,872	1,180,526
Otonomo Technologies Ltd. (b)	1,048,000	1,372,880
Procore Technologies, Inc. (b)	10,475	476,613
Qualtrics International, Inc. (b)	1,459,293	20,721,961
Salesforce.com, Inc. (b)	1,704,352	273,105,364
Stripe, Inc. Class B (a)(b)(d)	38,600	1,047,990
Workday, Inc. Class A (b)(c)	692,526	108,241,814
Zoom Video Communications, Inc. Class A (b)	823,472	88,482,066
		675,636,559
Systems Software - 21.1%
Microsoft Corp.	6,457,686	1,755,651,093
Palo Alto Networks, Inc. (b)	114,300	57,467,754
Rapid7, Inc. (b)	682,836	48,392,587
Tenable Holdings, Inc. (b)	1,190,872	59,900,862
UiPath, Inc. Class A (b)	88,382	1,508,681
		1,922,920,977
TOTAL SOFTWARE		2,598,557,536
Technology Hardware, Storage & Peripherals - 24.2%
Technology Hardware, Storage & Peripherals - 24.2%
Apple, Inc.	14,844,350	2,209,433,053
IonQ, Inc. (a)(b)	8,400	48,300
		2,209,481,353
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia, Inc. (a)(d)	153,503	2,394,647
TOTAL COMMON STOCKS (Cost $6,928,905,181)		8,873,018,481

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.3%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(b)(d)	98,000	6,663,618
Series B2(a)(d)	74,989	5,098,960
		11,762,578
Communications Equipment - 0.3%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (a)(b)(d)	605,440	19,858,432
Xsight Labs Ltd. Series D (a)(b)(d)	281,500	2,105,620
		21,964,052
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(d)	72,591	7,489,213

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(d)	1,300	715,812

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series D(a)(b)(d)	250,861	9,256,771
Series E(a)(d)	14,400	531,360
		9,788,131
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(d)	70,707	9,471,203

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(d)	203,844	3,362,998

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
Astera Labs, Inc.:
Series A(a)(d)	351,532	3,574,905
Series B(a)(d)	59,853	608,675
Series C(a)(d)	344,200	3,500,342
Series D(a)(d)	1,443,456	14,679,226
		22,363,148
Semiconductors - 0.0%
GaN Systems, Inc.:
Series F1(a)(d)	133,634	896,684
Series F2(a)(d)	70,564	473,484
		1,370,168
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,733,316

Software - 0.3%
Application Software - 0.3%
Bolt Technology OU Series E (a)(d)	40,842	10,084,564
Databricks, Inc.:
Series G(a)(b)(d)	15,004	2,191,334
Series H(a)(d)	58,006	8,471,776
Skyryse, Inc. Series B (a)(d)	121,800	3,006,020
Stripe, Inc. Series H (a)(b)(d)	17,100	464,265
		24,217,959
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia SAS Series D (a)(d)	109,867	1,713,925

TOTAL CONVERTIBLE PREFERRED STOCKS		114,219,187
Nonconvertible Preferred Stocks - 0.2%
IT Services - 0.2%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (d)	237,000	13,509,000

Internet Services & Infrastructure - 0.1%
Gupshup, Inc. (a)(d)	257,284	5,019,611

TOTAL IT SERVICES		18,528,611

TOTAL PREFERRED STOCKS (Cost $121,026,281)		132,747,798

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (a)(d)(g) (Cost $3,132,190)	3,132,190	3,132,190

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	79,099,765	79,115,585
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	133,428,447	133,441,790
TOTAL MONEY MARKET FUNDS (Cost $212,557,375)		212,557,375

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $7,265,621,027)	9,221,455,844
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(96,005,602)
NET ASSETS - 100.0%	9,125,450,242

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,520,799 or 1.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,386,902 or 0.2% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489
ABL Space Systems Series B2	10/22/21	5,098,960
Algolia SAS Series D	7/23/21	3,213,066
Algolia, Inc.	10/27/21	4,489,203
Ant International Co. Ltd. Class C	5/16/18	24,495,442
Astera Labs, Inc. Series A	5/17/22	3,574,905
Astera Labs, Inc. Series B	5/17/22	608,675
Astera Labs, Inc. Series C	8/24/21	1,157,132
Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226
Astranis Space Technologies Corp. Series C	3/19/21	13,271,808
Beta Technologies, Inc. Series A	4/09/21	5,318,743
Bolt Technology OU Series E	1/03/22	10,610,609
ByteDance Ltd. Series E1	11/18/20	7,747,662
Cazoo Group Ltd.	3/28/21	1,441,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450
Convoy, Inc. Series D	10/30/19	2,760,048
Cvent Holding Corp.	7/23/21	10,996,670
Databricks, Inc. Series G	2/01/21	2,661,228
Databricks, Inc. Series H	8/31/21	12,787,562
Delhivery Private Ltd.	5/20/21	2,826,237
Discord, Inc. Series I	9/15/21	715,812
Epic Games, Inc.	3/29/21	15,856,545
GaN Systems, Inc. Series F1	11/30/21	1,133,216
GaN Systems, Inc. Series F2	11/30/21	598,383
GaN Systems, Inc. 0%	11/30/21	3,132,190
Gupshup, Inc.	6/08/21	5,882,850
IonQ, Inc.	3/07/21	84,000
Reddit, Inc. Series D	2/04/19	5,440,247
Reddit, Inc. Series E	5/18/21	611,628
Skyryse, Inc. Series B	10/21/21	3,006,020
Stripe, Inc. Class B	5/18/21	1,548,955
Stripe, Inc. Series H	3/15/21	686,138
Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	49,633,884	480,314,229	450,832,528	60,274	-	-	79,115,585	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	122,541,953	303,615,811	292,715,974	28,308	-	-	133,441,790	0.4%
Total	172,175,837	783,930,040	743,548,502	88,582	-	-	212,557,375

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.